Corporate information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) subsidiary	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Corporate Information And Statement Of IFRS Compliance [Abstract]
Number of subsidiaries | subsidiary	2
Cash and cash equivalents, minimum quarterly balance	$ 50,000
Cash and cash equivalents	$ 371,884	$ 439,195	$ 348,593	$ 115,551